CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Total revenue	$ 12,622,893	$ 13,362,139	$ 14,007,511
Costs and Expenses (exclusive of depreciation shown separately below - Note 6):
Subscriber-related expenses	7,768,732	8,392,150	8,692,676
Satellite and transmission expenses	555,803	637,160	717,231
Cost of sales - equipment and other	172,700	143,671	95,116
Subscriber acquisition costs:
Cost of sales - subscriber promotion subsidies	29,592	50,253	72,955
Other subscriber acquisition costs	444,993	292,824	563,952
Subscriber acquisition advertising	519,938	426,230	548,304
Total subscriber acquisition costs	994,523	769,307	1,185,211
General and administrative expenses	732,589	692,881	669,934
Litigation expense (Note 12)			295,695
Depreciation and amortization (Note 6)	577,348	660,460	741,772
Total costs and expenses	10,801,695	11,295,629	12,397,635
Operating income (loss)	1,821,198	2,066,510	1,609,876
Other Income (Expense):
Interest income	30,041	8,923	9,855
Interest expense, net of amounts capitalized	(756,690)	(792,436)	(865,181)
Other, net	7,609	8,994	88,511
Total other income (expense)	(719,040)	(774,519)	(766,815)
Income (loss) before income taxes	1,102,158	1,291,991	843,061
Income tax (provision) benefit, net	(274,751)	(318,305)	(117,616)
Net income (loss)	827,407	973,686	725,445
Less: Net income (loss) attributable to noncontrolling interests, net of tax	(124)	2,399	1,919
Net income (loss) attributable to DISH DBS	827,531	971,287	723,526
Comprehensive Income (Loss):
Net income (loss)	827,407	973,686	725,445
Other comprehensive income (loss):
Foreign currency translation adjustments	(133)	(1,343)	1,027
Unrealized holding gains (losses) on available-for-sale securities	81	69	(33)
Deferred income tax (expense) benefit, net	(21)	(37)	57
Total other comprehensive income (loss), net of tax	(73)	(1,311)	1,051
Comprehensive income (loss)	827,334	972,375	726,496
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of tax	(124)	2,399	1,919
Comprehensive income (loss) attributable to DISH DBS	827,458	969,976	724,577
Subscriber-related
Revenue:
Total revenue	12,436,637	13,197,994	13,877,196
Equipment sales and other revenue
Revenue:
Total revenue	$ 186,256	$ 164,145	$ 130,315